Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Core Equity Fund
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Core Equity Fund
Class Name	Columbia Variable Portfolio – Core Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Core Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Core Equity Fund	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
Net Assets	$ 216,827,292
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$216,827,292
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	6.8%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.7%
Meta Platforms, Inc., Class A	4.0%
Amazon.com, Inc.	3.3%
QUALCOMM, Inc.	2.1%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
FedEx Corp.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	6.8%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.7%
Meta Platforms, Inc., Class A	4.0%
Amazon.com, Inc.	3.3%
QUALCOMM, Inc.	2.1%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
FedEx Corp.	1.9%